LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of carrying amounts of right-of-use assets recognized and movements during period

in € thousand	Real Estate	Vehicles	Total
1/1/2024	8,697	365	9,063
Additions / (De-recognition) to right-of-use assets	(121)	489	367
Depreciation	(1,354)	(293)	(1,647)
Foreign exchange differences	30	(1)	29
12/31/2024	7,253	560	7,812
Additions/(De-recognition) to right-of-use assets	326	220	547
Depreciation	(1,256)	(285)	(1,541)
Foreign exchange differences	(71)	(17)	(88)
12/31/2025	6,253	478	6,730

Schedule of carrying amounts of lease liabilities and movements during period

in € thousand	Lease Liability
1/1/2024	10,886
Additions	306
Interest	655
Payments	(2,184)
Foreign exchange difference	32
12/31/2024	9,694
Additions	461
Interest	586
Payments	(2,098)
Foreign exchange difference	(94)
12/31/2025	8,550

Schedule of combined statement of profit or loss and other comprehensive income (loss) included amounts of lease related expense

in € thousand	2025	2024	2023
Depreciation of right of-use assets	(1,540)	(1,649)	(779)
Interest expense on lease liabilities	(585)	(641)	(103)
Short-term lease expenses	(290)	(371)	(383)
Lease expenses for low-value assets	(75)	(40)	(7)
Total amount recognized in expense	(2,490)	(2,701)	(1,273)

Schedule of information on total cash outflow from all leases

in € thousand	2025	2024	2023
Principal paid	(1,513)	(1,543)	(715)
Interest paid	(585)	(641)	(103)
Short term and low value leases	(364)	(411)	(391)
Total amount paid	(2,462)	(2,596)	(1,209)

Schedule of maturity analysis of undiscounted lease payments for which right-of-use asset and lease liability

in € thousand	December 31, 2025	December 31, 2024
≤ 1 year	1,902	2,029
> 1 ≤ 2 years	1,452	1,755
> 2 ≤ 5 years	3,733	3,778
> 5 years	3,600	4,800
Gross lease liabilities – minimum lease payments	10,688	12,361
Discount and foreign currency effects	(2,138)	(2,667)
Present value of the lease liabilities	8,550	9,694